Trading properties (Details Narrative) $ in Millions, $ in Millions	Jun. 30, 2024 ARS ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 ARS ($)
Trading properties
Infrastructure and urban management cost		$ 4.5
Net book value	$ 8,257		$ 10,455